Income Taxes - Schedule of Foreign Tax Credit Carryforward (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Tax Credit Carryforward [Line Items]
Foreign tax credits	$ 2,090
Minimum [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credits, year of expiration	2025
Maximum [Member]
Tax Credit Carryforward [Line Items]
Foreign tax credits, year of expiration	2026